Expense Example {- Fidelity® SAI U.S. Quality Index Fund} - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-10 - Fidelity® SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund - Default	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	$ 128